Transactions with related parties, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Management fees	$ 305	$ 1,551	$ 650
Due to related parties, current	170	657
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees		1,551	650
Management fees capitalized		90	108
Due to related parties, current	0	612
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Monthly brokerage fee	121
Related party transaction, terms and manner of settlement	The agreement has a term of thirteen months and the fees are payable quarterly in advance, effective April 1, 2013.
Duration of the agreement in months	13
Related party transaction, amounts of transaction	1,425	1,300	1,182
Due to related parties, current	16	0
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	971	0	0
Due to related parties, current	68	0
[DianaShippingIncMember]
Related Party Transaction [Line Items]
Due to related parties, current	86	0
Debt instrument issuance date	May 20, 2013
Debt instrument face amount	50,000
Debt instrument description of variable rate basis	Libor
Loan margin percentage	5.00%
Back-end fee percentage	1.25%
Debt instrument, maturity date, description	August 2017
Interest expense on related party debt	962	0	0
Back-end fee expense to a related party	$ 233	$ 0	$ 0
Weighted average interest rate	5.17%